Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

11.	Subsequent Events

Conversion of Outstanding 2018 and 2019 Convertible Notes

As described in the Company’s 2019 Annual Report on Form 10-K, holders of the Company’s outstanding convertible notes issued in 2018 and 2019 are entitled to convert the principal and unpaid interest on such notes into shares of the Company’s common stock under various scenarios, including if the Company were to sell its equity securities on or before the date of repayment of the 2018 and 2019 Notes in any financing transaction that results in gross proceeds to the Company of less than $10 million (a “Non-Qualified Financing”). A Non-Qualified Financing occurred as a result of sales of our common stock to Lincoln Park Capital Fund, LLC starting on December 11, 2019 and concluding on January 7, 2020, pursuant to the Purchase Agreement described in Note 7, Stockholders’ Equity above. Commencing on April 2, 2020, the holders of such notes, including Cheval Holdings, Ltd. (“Cheval”), an affiliate of Black Horse Capital, L.P., our controlling stockholder, notified us of their exercise of such conversion rights. Pursuant to the exemption from registration afforded by Section 3(a)(9) under the Securities Act of 1933, we issued an aggregate of 11,989,578 shares of our common stock upon the conversion of $4.3 million in aggregate principal and interest on the notes converted, which obligations were retired. Of these, we issued 1,583,333 shares to Cheval. Dr. Dale Chappell, our ex-officio chief scientific officer, controls Black Horse Capital, L.P. and reports beneficial ownership of all shares held by it and its affiliates, including Cheval.

After giving effect to the shares issued upon such conversions, as of May 14, 2020, no convertible notes issued in 2018 or 2019 were outstanding.

April 2020 Bridge Notes

On April 27, 2020, the Company issued two short-term, secured bridge notes (the “2020 Bridge Notes”) evidencing an aggregate of $350,000 of loans made to the Company by two parties: Cheval Holdings, Ltd., an affiliate of Black Horse Capital, L.P., the Company’s controlling stockholder, lent $100,000; and Nomis Bay LTD, the Company’s second largest stockholder, lent $250,000. The proceeds from the 2020 Bridge Notes were used for working capital and general corporate purposes.

The 2020 Bridge Notes rank on par with the 2019 Bridge Notes, and possess other terms and conditions substantially consistent with those notes. The 2020 Bridge Notes bear interest at a rate of 7.0% per annum and have a maturity date of December 31, 2020. The 2020 Bridge Notes may become due and payable at such earlier time as the Company raises more than $10,000,000 in a bona fide financing transaction or upon a change in control. The 2020 Bridge Notes also are secured by a lien on substantially all of the Company’s assets.

Upon an event of default, which events include, but are not limited to, (1) the Company’s failure to timely pay any monetary obligation under the 2020 Bridge Notes; (2) our failure to pay our debts generally as they become due and (3) our commencing any proceeding relating to the Company under any bankruptcy reorganization, arrangement, insolvency, readjustment of debt, dissolution or liquidation or similar laws of any jurisdiction now or hereafter in effect, the interest payable on the 2020 Bridge Notes increases to 10.0% per annum. Further, upon certain events of default, all payments and obligations due and owed under the 2020 Bridge Notes shall immediately become due and payable without demand and without notice to the Company.

Paycheck Protection Plan Loan

On May 5, 2020, the Company received a Paycheck Protection Plan loan under the 2020 CARES Act in the amount of $83 thousand (the “PPP Loan”), which the Company used for payroll costs. On June 26, 2020, the Company voluntarily repaid the PPP Loan in full, including applicable interest.

2020 Private Placement

On June 1, 2020, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain accredited investors to complete a private placement (the “Private Placement”) of common stock. The closing of the Private Placement occurred on June 2, 2020 (the “Closing Date”). At the closing, the Company issued and sold 82,528,718 shares of common stock at a purchase price of $0.87 per share, for aggregate gross proceeds of approximately $71.8 million. We used a portion of the proceeds to retire certain indebtedness, including all outstanding bridge notes. We expect to use the remaining proceeds from the Private Placement to retire other indebtedness, to fund our Phase III study of lenzilumab in COVID-19, our collaboration with Kite and other development programs, as well as for manufacturing and preparation for potential commercialization of lenzilumab, working capital and other general corporate purposes.

Private Placement Litigation

On June 15, 2020, a complaint was filed against Humanigen and Dr. Durrant in the Commercial Division of the Supreme Court of the State of New York. The plaintiffs comprise a group of 17 prospective investors introduced to Humanigen by Noble Capital Markets, Inc. (“Noble”), which had been engaged as a non-exclusive placement agent in connection with the Private Placement. The plaintiffs had indicated interest in purchasing shares of common stock in the Private Placement but, due to the strength of demand for shares from other prospective investors introduced to the company by J.P. Morgan Securities LLC, the lead placement agent for the Private Placement, the plaintiffs were not allocated any investment amount. The plaintiffs allege that the company and Dr. Durrant breached a contractual obligation to deliver shares of common stock to the plaintiffs. The plaintiffs seek to recover for losses due to alleged fraudulent misstatements and the company’s failure to deliver shares to them, and seek equitable relief in the form of specific performance. On June 19, 2020, Noble filed a separate complaint against Humanigen in the Circuit Court of the Fifteenth Judicial Circuit in and for Palm Beach County, Florida, also arising from the Private Placement. Noble’s complaint alleges that Humanigen breached the terms of its engagement letters with Noble by refusing to pay it the sales commissions it would have earned had its prospective investors received the entire allocation of shares sought in the Private Placement, as opposed to the $4 million of shares actually allocated to Noble and its clients. Noble is seeking payment in full of the commission, damages for Humanigen’s alleged tortious interference with Noble’s business relationship with the investors it introduced to Humanigen but which were not allocated shares in the Private Placement, and attorneys’ fees. Humanigen believes that the claims made in each complaint are without merit, and it is prepared to defend itself vigorously.

Appointment of Mr. Tousley as Chief Accounting and Administrative Officer, Corporate Secretary and Treasurer

On July 6, 2020, the Company entered into an employment agreement with David L. Tousley in connection with his appointment as the Company’s Chief Accounting and Administrative Officer, Corporate Secretary and Treasurer (the “Tousley Agreement”). The Tousley Agreement provides for an initial annual base salary for Mr. Tousley of $375,000 as well as eligibility for an annual bonus targeted at 40% of his base salary. In connection with his appointment, Mr. Tousley will be entitled to receive stock options to purchase 313,500 shares of the Company’s common stock within three business days following the effective date of the 2020 Equity Plan (as further described below). Mr. Tousley is entitled to participate in the Company’s benefit plans available to other executives.

Under the Tousley Agreement, Mr. Tousley is entitled to receive certain benefits upon termination of employment under certain circumstances. If the Company terminates Mr. Tousley’s employment for any reason other than “Cause”, or if Mr. Tousley resigns for “Good Reason” (each as such term is defined in the Agreement), Mr. Tousley will receive twelve months of base salary then in effect and the amount of the actual bonus earned by Mr. Tousley under the Tousley Agreement for the year prior to the year of termination, pro-rated based on the portion of the year Mr. Tousley was employed by the Company during the year of termination, or if no bonus had been received, at minimum 50% of his target bonus.

The Tousley Agreement additionally provides that if Mr. Tousley resigns for Good Reason or the Company or its successor terminates his employment within the three month period prior to and the two year period following a change in control (as such term is defined in the Tousley Agreement), the Company must pay or cause its successor to pay Mr. Tousley a lump sum cash payment equal to one times (a) his annual salary as of the day before his resignation or termination plus (b) the aggregate bonus received by Mr. Tousley for the year immediately preceding the change in control or, if no bonus had been received, at minimum 50% of the target bonus. In addition, upon such a resignation or termination, all outstanding stock options held by Mr. Tousley will immediately vest and become exercisable.

Appointment of Dr. Chappell as Chief Scientific Officer

On July 6, 2020, the Company entered into an employment agreement with Dale Chappell in connection with his appointment as the Company’s Chief Scientific Officer (the “Chappell Agreement”). The Chappell Agreement provides for an initial annual base salary for Dr. Chappell of $410,000 as well as eligibility for an annual bonus targeted at 40% of his base salary. In connection with his appointment, Dr. Chappell will be entitled to receive stock options to purchase 668,800 shares of the Company’s common stock within three business days following the effective date of the 2020 Equity Plan (as further described below). Dr. Chappell is entitled to participate in the Company’s benefit plans available to other executives.

Under the Chappell Agreement, Dr. Chappell is entitled to receive certain benefits upon termination of employment under certain circumstances. If the Company terminates Dr. Chappell employment for any reason other than “Cause”, or if Dr. Chappell resigns for “Good Reason” (each as such term is defined in the Chappell Agreement), Dr. Chappell will receive twelve months of base salary then in effect and the amount of the actual bonus earned by Dr. Chappell under the Chappell Agreement for the year prior to the year of termination, pro-rated based on the portion of the year Dr. Chappell was employed by the Company during the year of termination, or if no bonus had been received, at minimum 50% of his target bonus.

The Chappell Agreement additionally provides that if Dr. Chappell resigns for Good Reason or the Company or its successor terminates his employment within the three month period prior to and the two year period following a change in control (as such term is defined in the Chappell Agreement), the Company must pay or cause its successor to pay Dr. Chappell a lump sum cash payment equal to one times (a) his annual salary as of the day before his resignation or termination plus (b) the aggregate bonus received by Dr. Chappell for the year immediately preceding the change in control or, if no bonus had been received, at minimum 50% of the target bonus. In addition, upon such a resignation or termination, all outstanding stock options held by Dr. Chappell will immediately vest and become exercisable.

Appointment of Mr. Morris as Chief Operating Officer and Chief Financial Officer

On August 3, 2020, the Company announced the appointment of Timothy Morris as the Company’s Chief Operating Officer and Chief Financial Officer. In connection with his appointment as COO and CFO, Mr. Morris stepped down as a member of the Board, a position he had held since June 2016, and the size of the Board was reduced to five members.

The Company entered into an employment agreement with Mr. Morris in connection with his appointment (the “Morris Agreement”). The Morris Agreement provides for an initial annual base salary for Mr. Morris of $475,000 as well as eligibility for an annual bonus targeted at 50% of his base salary. In connection with his appointment, Mr. Morris will be entitled to receive stock options to purchase 756,580 shares of the Company’s common stock within three business days following the effective date of the Humanigen, Inc. 2020 Equity Plan (as further described below). Mr. Morris is entitled to participate in certain of the Company’s benefit plans available to other executives.

Under the Morris Agreement, Mr. Morris is entitled to receive certain benefits upon termination of employment under certain circumstances. If the Company terminates Mr. Morris’s employment for any reason other than “Cause”, or if Mr. Morris resigns for “Good Reason” (each as such term is defined in the Morris Agreement), Mr. Morris will receive his annual salary and the amount of the actual bonus earned by Mr. Morris under the Agreement for the year prior to the year of termination, pro-rated based on the portion of the year Mr. Morris was employed by the Company during the year of termination, or if no bonus had been received, 50% of his target bonus. In addition, upon such a resignation or termination, Mr. Morris will also be entitled to be reimbursed for certain monthly health plan continuation premiums for up to 12 months, and all outstanding stock options held by Mr. Morris will immediately vest and become exercisable.

The Morris Agreement additionally provides that if Mr. Morris resigns for Good Reason or the Company terminates his employment other than for Cause within the three month period prior to or the two year period following a change in control (as such term is defined in the Morris Agreement), the Company must pay or cause its successor to pay Mr. Morris a lump sum cash payment equal to one and one-half times (a) his annual salary plus (b) the aggregate bonus received by Mr. Morris for the year immediately preceding the change in control or, if no bonus had been received, 50% of the target bonus. In addition, upon such a resignation or termination, Mr. Morris will also be entitled to be reimbursed for certain monthly health plan continuation premiums for up to 18 months, and all outstanding stock options held by Mr. Morris will immediately vest and become exercisable.

Clinical Trial Agreement with the National Institute of Allergy and Infectious Diseases

On July 24, 2020, the Company entered into a clinical trial agreement (the “Clinical Trial Agreement”) with the National Institute of Allergy and Infectious Diseases (“NIAID”), part of the National Institutes of Health, which is part of the United States Government Department of Health and Human Services, as represented by the Division of Microbiology and Infectious Diseases. Pursuant to the Clinical Trial Agreement, lenzilumab will be an agent to be evaluated in the NIAID-sponsored Big Effect Trial (“BET”) in hospitalized patients with COVID-19.

BET will evaluate the combination of lenzilumab and Gilead’s investigational antiviral, remdesivir, on treatment outcomes versus placebo and remdesivir in hospitalized COVID-19 patients. The trial is expected to enroll 100 patients in each arm of the study with an interim analysis for efficacy after 50 patients have been enrolled in each arm.

Pursuant to the Clinical Trial Agreement, NIAID will serve as sponsor and will be responsible for supervising and overseeing BET. The Company will be responsible for providing lenzilumab to NIAID without charge and in quantities to ensure a sufficient supply of lenzilumab. The Clinical Trial Agreement imposes additional obligations on the Company that are reasonable and customary for clinical trial agreements of this nature, including in respect of compliance with data privacy laws and potential indemnification obligations.

Stockholder Action by Written Consent

On July 27, 2020, the Board unanimously approved and recommended, and on July 29, 2020, certain stockholders of the Company (the “Consenting Stockholders”) owning as of July 29, 2020 (the “Record Date”) approximately 63% of the Company's outstanding common stock, par value $0.001 per share (“common stock”), approved the following actions (each, an “Action” and collectively, the “Actions”) by written consent in lieu of a special meeting, in accordance with the applicable provisions of the Delaware General Corporation Law, the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Charter”), and the Company’s Second Amended and Restated Bylaws:

1.	The approval of an amendment to Article IV of the Charter to increase the number of authorized shares of common stock from 225,000,000 to 750,000,000;

2.	The approval of an amendment to Article IV of the Charter that will give the Board the discretion, until July 29, 2021, to effect a reverse stock split whereby each outstanding 2, 3, 4, 5, 6, 7, 8, 9 or 10 shares of our common stock may be combined, converted and changed into one share of common stock, with the final ratio (if any) as may be determined by and subject to final approval of the Board; and

3.	The approval of the Humanigen, Inc. 2020 Omnibus Incentive Compensation Plan (the “2020 Equity Plan”).

The Company will prepare and cause to be sent or delivered to its stockholders of record as of the Record Date pursuant to Regulation 14C under the Securities Exchange Act of 1934 an information statement relating to the Actions (the “Information Statement”). In accordance with the rules and regulations of the Securities and Exchange Commission, the Actions will not become effective until at least 20 calendar days after we send the Information Statement to such stockholders. Furthermore, the Board retains sole discretion to implement or abandon a reverse stock split, based on its determination of whether effecting a reverse stock split is advisable and in the best interests of the Company and its stockholders. Therefore, a reverse stock split may not occur without further stockholder action, notwithstanding the approval provided by the Consenting Stockholders.

15. Subsequent Events

Issuance of Convertible Notes in March 2020

In March 2020 (the “Issuance Date”), we delivered a series of convertible redeemable promissory notes (the “Notes”) evidencing loans with an aggregate principal amount of $448,333.33 made to us.

The Notes bear interest at a rate of 7.0% per annum and will mature on March 13, 2021 and March 19, 2021, respectively. The Notes contain an original issue discount of $33,000 and $18,833.33, respectively. We plan to use the proceeds from the Notes for working capital.

Beginning on the 6th month anniversary of the Issuance Date, unless earlier redeemed by us, the holder is entitled, at its option, to convert all or any amount of the principal amount of the Notes then outstanding, together with the accrued and unpaid interest on such portion of the Notes proposed to be converted, into shares of our common stock (the "Common Stock") at a conversion price equal to $.25 per share (the “Fixed Price”). After the 9 month anniversary of the Issuance Date, the conversion price shall be equal to the lower of (i) the Fixed Price or (ii) 68% of the lowest of either the trading price or closing bid of the Common Stock, for the ten prior trading days including the day upon which a Notice of Conversion is received (the “Variable Conversion Price”).

In the event our Common Stock has a closing price equal to $0.30 or less for 5 consecutive days prior to the 9 month anniversary of the Issuance Date, then, beginning on the 6 month anniversary of the Issuance Date, the holder may elect in its Notice of Conversion to use the lower of the Fixed Price or the Variable Conversion Price set forth above.

Commencing on the 6 month anniversary of the Issuance Date, we will have the right, but not the obligation, to elect to make fixed monthly amortizing payments to the holder in the amount of $25,000. If we elect to make such payments, the holder shall not be entitled to convert all or any amount of the principal amount of the Notes then outstanding if and for so long as we are current in respect of the amortizing payments.

The Notes may be redeemed by us at any time before the 270th day following its issuance, at a redemption price equal to (i) 110% of the principal plus accrued but unpaid interest on the Notes to the date of redemption, if the redemption occurs in the first 60 days following the Issuance Date; (ii) 120% of the principal plus accrued but unpaid interest on the Notes to the date of redemption, if the redemption occurs from day 61 through day 120 following the Issuance Date; or (iii) 130% of the principal plus accrued but unpaid interest on the Notes to the date of redemption, if the redemption occurs from day 121 through day 270 following the Issuance Date. The Notes contain customary default and remedies provisions for convertible note financings of this nature.

The Notes contain customary default and remedies provisions for convertible note financings of this nature.

The Notes were issued in reliance upon the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended.

Conversion of Certain Outstanding 2018 and 2019 Convertible Notes

As previously reported, holders of the Company’s outstanding convertible notes issued in 2018 and 2019 are entitled to convert the principal and unpaid interest on such notes into shares of our common stock as a result of our completion on December 11, 2019 of a “Non-Qualified Financing”, as defined in such notes, through sales of our common stock to Lincoln Park Capital Fund, LLC pursuant to the Purchase Agreement described in Note 9 in the Notes to the Consolidated Financial Statements. Certain additional “Non-Qualified Financing” transactions occurred from December 11, 2019 until January 7, 2020. Commencing on April 2, 2020, certain holders of such notes, including Cheval Holdings, Ltd. (“Cheval”), an affiliate of Black Horse Capital, L.P., our controlling stockholder, notified us of their exercise of such conversion rights. Pursuant to the exemption from registration afforded by Section 3(a)(9) under the Securities Act of 1933, we issued an aggregate of 7,131,942 shares of our common stock upon the conversion of $2.6 million in aggregate principal and interest on the notes converted, which obligations were retired. Of these, we issued 1,583,333 shares to Cheval. Dr. Dale Chappell, our ex-officio chief scientific officer, controls Black Horse Capital, L.P. and reports beneficial ownership of all shares held by it and its affiliates, including Cheval.

After giving effect to the shares issued upon such conversions, as of April 3, 2020, an aggregate of $0.6 million in principal amount of convertible notes issued in 2018, and an aggregate of $1.2 million in principal amount of convertible notes issued in 2019 were outstanding.